Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	£ 210	£ 216
Investment property	91	77
Intangible assets	3,009	3,026
Investments in joint ventures and associates	8	12
Deferred income tax assets	58	52
Financial assets – derivative financial instruments	14	20
Retirement benefit assets	518	491
Other financial assets	125	141
Income tax assets	0	4
Trade and other receivables	105	125
Total non-current assets	4,138	4,164
Current assets
Intangible assets – product development	822	947
Inventories	66	74
Trade and other receivables	1,082	1,030
Financial assets – derivative financial instruments	2	31
Income tax assets	15	103
Cash and cash equivalents (excluding overdrafts)	333	543
Total current assets	2,320	2,728
Total assets	6,458	6,892
Non-current liabilities
Financial liabilities – borrowings	(1,419)	(1,157)
Financial liabilities – derivative financial instruments	(2)	(4)
Deferred income tax liabilities	(89)	(63)
Retirement benefit obligations	(36)	(41)
Provisions for other liabilities and charges	(12)	(13)
Other liabilities	(76)	(83)
Non-current liabilities	(1,634)	(1,361)
Current liabilities
Trade and other liabilities	(1,043)	(1,054)
Financial liabilities – borrowings	(62)	(315)
Financial liabilities – derivative financial instruments	(1)	(54)
Income tax liabilities	(47)	(32)
Provisions for other liabilities and charges	(8)	(23)
Total current liabilities	(1,161)	(1,478)
Total liabilities	(2,795)	(2,839)
Net assets	3,663	4,053
Equity
Share capital	158	166
Share premium	2,658	2,649
Treasury shares	(9)	(7)
Capital redemption reserve	49	41
Fair value reserve	(21)	(14)
Translation reserve	184	376
Retained earnings	629	827
Total equity attributable to equity holders of the company	3,648	4,038
Non-controlling interest	15	15
Total equity	£ 3,663	£ 4,053